Exception Grades

AMC Loan ID	Customer Loan ID	EDGAR Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	BRAVO202641027		12704418			Compliance	Compliance	Federal Compliance	TRID	TRID Loan Estimate Title Fees	TILA-RESPA Integrated Disclosure - Other Costs: Loan Estimate provided onXX/XX/XXXX did not contain the "Title-" description. (XXXXXXXXXXXXXX)	Initial Loan Estimate dated XX/XX/XXXX is missing the required Title verbiage on the following fees: Closing Service Letter; Copy or Fax Fee; Courier Fee; Electronic Document Delivery Fee; Endorsements Reconveyance Fee and Exam Fee.				Reviewer Comment (2019-07-17): Data was corrected on subsequent disclosures.		XX/XX/XXXX 2:55:19 PM		2	B		XX	Primary	Purchase	Good Faith Redisclosure	B	A	B	A	Higher Priced QM	Higher Priced QM	Yes
XXXX	XXXX	BRAVO202641027		12704414			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR X.XX% + 1.5%, or X.XX% .	verified fees were input correctly.								2	B		XX	Primary	Purchase		B	A	B	A	Higher Priced QM	Higher Priced QM	No
XXXX	XXXX	BRAVO202641024		36030004			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $189.00 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-09-29): Sufficient Cure Provided At Closing		XX/XX/XXXX 5:28:27 PM		1	A		XX	Primary	Purchase	Final CD evidences Cure	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	BRAVO202641024		36030011			Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003						Reviewer Comment (2025-10-01): Client elects to waive			XX/XX/XXXX 2:42:29 PM	2	B		XX	Primary	Purchase		B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	BRAVO202641024		36030012			Compliance	Compliance	Miscellaneous Compliance	Missing Application Date	Alternate source used for application date		Fraud Report utilized for application due to missing Initial 1003.				Reviewer Comment (2025-10-01): Client elects to waive			XX/XX/XXXX 2:42:23 PM	2	B		XX	Primary	Purchase		B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	BRAVO202641026	36030022	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $1,450.00 exceeds tolerance of $1,195.00. $255.00 over legal limit. Insufficient or no cure was provided to the borrower.	No valid COC or cure was provided.	Reviewer Comment (2025-11-18): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2025-11-14): Please see the provided Cure documents; PC-CD, LOE, Check, Tracking!  Thank you!

Reviewer Comment (2025-11-13): SitusAMC received rebuttal. The inclusion of a fee within Section C of the most recent LE provided to the consumer carries the primary basis for consideration of whether the consumer was permitted to shop.  As the Title- Settlement fee was included in section B of the most recent LE, the consumer was not allowed to shop, and a cure is required.  Provide Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2025-11-12): THE LOAN WAS ORIGINALLY DISCLOSED WITH THE SETTLEMENT FEE IN SECTION B - THEN MOVED DOWN TO SECTION C BECAUSE THE BORROWER CAN SHOP FOR THIS SERVICE

Reviewer Comment (2025-11-07): SitusAMC: The COC dated XXX that was provided in the trailing images was also provided in the original loan package. but it does not give sufficient information on what impacts and why the settlement fee was increased. In order to determine if the changed circumstance is valid more information is necessary on reason for the fee increase and when lender became aware of the change. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2025-11-06): Please refer to the COC CD issued XXX and signed by Borrower
																			XX/XX/XXXX 2:33:36 AM		2	B		XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	BRAVO202640991	36071335	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $25.00 exceeds tolerance of $0.00. $25.00 over legal limit. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $25.00 exceeds tolerance of $0.00. $25.00 over legal limit. Insufficient or no cure was provided to the borrower. COC not provided in the file.	Reviewer Comment (2026-02-16): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2026-02-13): see attached cure docs for $415

Reviewer Comment (2026-02-09): SitusAMC received Post CD with lender cure of $390.However, the total cure required is $415.                                                                     1. We would require Copy of refund check, LOX and proof of mailing for $390.
2. Also, Additional cure of $25 with cure documents i.e. Post CD,LOX,Copy of refund check and proof of mailing.

Kindly provide above documents in order to cure the exceptions.

Buyer Comment (2026-02-06): docs uploaded

Reviewer Comment (2026-01-23): SitusAMC received fee compare snip were the title fees are considered under 10% tolerance however, the title fees are paid to XXXX XXXX which is a lender affiliate company hence the fees are falling under 0% tolerance category. Please provide a valid COC for increase/adding the new fee or cure would be required. Cure requirements include LOE, corrected CD, proof of mailing and copy of refund check.

Buyer Comment (2026-01-22): docs uploaded
																			XX/XX/XXXX 3:23:52 AM		2	B		XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	BRAVO202640991	36071336	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Examination Fee. Fee Amount of $635.00 exceeds tolerance of $295.00. $340.00 over legal limit. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Title - Examination Fee. Fee Amount of $635.00 exceeds tolerance of $295.00. $340.00 over legal limit. Insufficient or no cure was provided to the borrower. COC was not provided in the file.	Reviewer Comment (2026-02-16): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2026-02-12): SitusAMC received corrected PCCD with cure amount of $415 but missing copy of refund check, proof of mailing and LOE to borrower. Complete cure docs required to cure this exception.

Buyer Comment (2026-02-11): CD from lender

Reviewer Comment (2026-02-09): SitusAMC received Post CD with lender cure of $390.However, the total cure required is $415.                                                                     1. We would require Copy of refund check, LOX and proof of mailing for $390.
2. Also, Additional cure of $25 with cure documents i.e. Post CD,LOX,Copy of refund check and proof of mailing.

Kindly provide above documents in order to cure the exceptions.

Buyer Comment (2026-02-06): docs uploaded

Reviewer Comment (2026-01-23): SitusAMC received fee compare snip were the title fees are considered under 10% tolerance however, the title fees are paid to XXXX XXXX which is a lender affiliate company hence the fees are falling under 0% tolerance category. Please provide a valid COC for increase/adding the new fee or cure would be required. Cure requirements include LOE, corrected CD, proof of mailing and copy of refund check.

Buyer Comment (2026-01-22): docs uploaded
																			XX/XX/XXXX 3:24:05 AM		2	B		XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	BRAVO202640991	36071337	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Insurance Binder Fee. Fee Amount of $50.00 exceeds tolerance of $0.00. $50.00 over legal limit. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Title - Insurance Binder Fee. Fee Amount of $50.00 exceeds tolerance of $0.00. $50.00 over legal limit. Insufficient or no cure was provided to the borrower. COC was not provided in the file.	Reviewer Comment (2026-02-16): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2026-02-09): SitusAMC received Post CD with lender cure of $390.However, the total cure required is $415.                                                                     1. We would require Copy of refund check, LOX and proof of mailing for $390.
2. Also, Additional cure of $25 with cure documents i.e. Post CD,LOX,Copy of refund check and proof of mailing.

Kindly provide above documents in order to cure the exceptions.

Buyer Comment (2026-02-06): docs uploaded

Reviewer Comment (2026-01-23): SitusAMC received fee compare snip were the title fees are considered under 10% tolerance however, the title fees are paid to XXXX XXXX which is a lender affiliate company hence the fees are falling under 0% tolerance category. Please provide a valid COC for increase/adding the new fee or cure would be required. Cure requirements include LOE, corrected CD, proof of mailing and copy of refund check.

Buyer Comment (2026-01-22): docs uploaded
																			XX/XX/XXXX 3:24:20 AM		2	B		XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	BRAVO202641022		36071346			Compliance	Compliance	Federal Compliance	ATR/QM	CDFI Bank Originated Loan submitted as Non Exempt	Loan exempt from QM/ATR submitted with a loan originator designation of other than ATR Exempt. QM/ATR testing performed to determine if an exempt loan would otherwise meet QM/ATR criteria if it were subject to the rule. TILA loan designation remains ATR Exempt.	Loan exempt from QM/ATR submitted with a loan originator designation of other than ATR Exempt. QM/ATR testing performed to determine if an exempt loan would otherwise meet QM/ATR criteria if it were subject to the rule. TILA loan designation remains ATR Exempt.				Buyer Comment (2026-02-26): accept as is Reviewer Comment (2026-02-23): Please accept as is. Buyer Comment (2026-02-19): docs uploaded				2	A		XX	Primary	Refinance - Rate/Term		A	A	A	A	Non QM	Exempt from ATR	No
XXXX	XXXX	BRAVO202641005		36071374			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $690.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $690.00 exceeds tolerance of $0.00. $690.00 over legal limit. Insufficient or no cure was provided to the borrower. Valid COC was not provided.				Reviewer Comment (2026-02-06): Sufficient Cure Provided At Closing		XX/XX/XXXX 6:19:53 AM		1	A		XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	BRAVO202641009		36071405			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,100.00 exceeds tolerance of $995.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-02-11): Sufficient Cure Provided At Closing		XX/XX/XXXX 8:47:41 AM		1	A		XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	BRAVO202640998		36071412			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $67.50 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-02-17): Sufficient Cure Provided At Closing		XX/XX/XXXX 10:25:31 PM		1	A		XX	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	BRAVO202641001		36071421			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $14,940.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $14,940.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2026-02-11): Sufficient Cure Provided At Closing		XX/XX/XXXX 3:20:56 PM		1	A		XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	BRAVO202641017		36071442			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested Exception for insufficient condo reserves. Approval in file.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	$73K residual income. LTV/CLTV is 20% below guideline max. Fico is 59 points above guideline minimum.	Aggregator,SitusAMC SitusAMC SitusAMC SitusAMC Aggregator,SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-02-19): Lender exception in file.			XX/XX/XXXX 9:20:12 AM	2	B		XX	Second Home	Purchase		B	B	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	BRAVO202641017		36071443			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Copy/Rush Fee. Fee Amount of $100.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-02-17): Sufficient Cure Provided At Closing		XX/XX/XXXX 10:53:07 AM		1	A		XX	Second Home	Purchase	Final CD evidences Cure	B	B	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	BRAVO202641017		36071441			Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.	- ___	Appraisal fee in Section B of Final Closing Disclosure does not have payee name shown. Shown as "TBD".				Reviewer Comment (2026-02-25): Docs provided. Buyer Comment (2026-02-25): docs uploaded		XX/XX/XXXX 3:07:05 PM		2	B		XX	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	BRAVO202640996	36071457	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments Estimated Taxes, Insurance, & Assessments: Final Closing Disclosure provided on XX/XX/XXXX disclosed whether insurance is included in escrow in incorrect section. Creditor disclosed insurance cost to consumer in “Other” section where regulation requires insurance to be disclosure under “Homeowner’s Insurance” section. Disclosure requirement met, non-material exception for incorrect format/placement.	Reviewer Comment (2026-02-25): HOI should be disclosed to borrower under Insurance. Exception is EV2.

Buyer Comment (2026-02-24): docs uploaded

Reviewer Comment (2026-02-24): The exception was regraded to EV2-B as the Flood Insurance is being disclosed to the consumer, just in the incorrect line item as it should be part of Homeowners
Insurance, but instead was disclosed under Other.The amounts to be considered under the
“Homeowner’s Insurance” category are “Premiums or other charges for insurance against loss of or damage to property, or against liability arising out of the ownership or use of property…
” (§1026.4(b)(8)). On the October 1, 2014 webinar hosted by the CFPB, it was clarified Flood
Insurance would be placed within the Homeowner’s Insurance category of the Estimated Taxes
, Insurance & Assessments section as it would fall into the definition provided above. The commentary to 1026.37(c)(4)(iv)-2 then states:“Amounts paid by the creditor using escrow account funds. Section 1026.37(c)(4)(iv) requires the creditor to disclose an indication of whether the amounts disclosed pursuant to § 1026.37(c)(4)(ii) will be paid by the creditor using escrow account funds. If the amount disclosed pursuant to § 1026.37(c)(4)(ii) requires the creditor to disclose a description of more than one amount and only some of those amounts will be paid by the creditor using escrow account funds, the creditor may indicate that only some of those amounts will be paid using escrow account funds, such as by using the word “some.” As a result, the disclosure of “Some” next to the “Homeowner’s Insurance” description would be accurate given that the flood portion of the Homeowner’s Insurance will be escrowed while the Hazard Insurance will not be. As stated above, given the disclosure was made to the consumer but just on the incorrect line item, we have regraded to EV2-B accordingly.

Buyer Comment (2026-02-22): see attached PCCD
																			XX/XX/XXXX 3:38:29 PM		2	B		XX	Primary	Purchase	Good Faith Redisclosure	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	BRAVO202640990		36071462			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $800.00 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-02-18): Sufficient Cure Provided At Closing		XX/XX/XXXX 11:24:45 AM		1	A		XX	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	BRAVO202640990		36071463			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Service Charges. Fee Amount of $200.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-02-18): Sufficient Cure Provided At Closing		XX/XX/XXXX 11:24:45 AM		1	A		XX	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	BRAVO202641011		36071480			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception approved for Cash out seasoning. X XXexception pricing hit applies in addition to standard LLPAs associated with the loan.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-02-23): The Client elects to waive			XX/XX/XXXX 2:35:43 PM	2	B		XX	Primary	Refinance - Cash-out - Other		B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
XXXX	XXXX	BRAVO202641002		36071498			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Service Charges. Fee Amount of $12.50 exceeds tolerance of $12.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-02-27): Sufficient Cure Provided At Closing		XX/XX/XXXX 12:34:10 AM		1	A		XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	BRAVO202640993	36071567	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Client exception for XX acres provided.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at
														least 40 points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-02-26): Client elects to waive with verified compensation factors			XX/XX/XXXX 1:16:13 PM	2	B		XX	Primary	Refinance - Cash-out - Other		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	BRAVO202640989	36071574	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $6,190.55 exceeds tolerance of $6,190.00. $0.55 over legal limit. Insufficient or no cure was provided to the borrower.	Transfer Tax Fee was last disclosed as $6,190 on LE but disclosed as $6,190.55 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.	Reviewer Comment (2025-11-18): SitusAMC received PCCD, LOE and documentation of refund.

Reviewer Comment (2025-11-18): SitusAMC Payment history missing which shows principal reduction applied to the loan. Provide payment history in order to cure this exception.

Buyer Comment (2025-11-17): The proof is the Post CD showing the Principal curtailment on page 3 section K  Line 5. Also, the letter of refund also states this information as well. I am not sure what else can I provide to show this was applied. We always do the PR the way I presented to you with the same documents to all of our investors

Reviewer Comment (2025-11-12): SitusAMC received PCCD and LOE. Missing payment history for principal reduction of cure. Please provide pay history to cure the exception.

Buyer Comment (2025-11-11): docs uploaded
																			XX/XX/XXXX 3:42:31 PM		2	B		XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	BRAVO202640976		36071582			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception for 1004D final inspection from a different appraiser and ordered through Arc. Approval in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV/CLTV is 10% below guideline max. Fico is 61 points above guideline minimum.	SitusAMC SitusAMC SitusAMC SitusAMC Aggregator,SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-02-12): Lender exception in file.			XX/XX/XXXX 5:50:29 PM	2	B		XX	Primary	Purchase		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	BRAVO202640983		36071609			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM (APOR) matches the Due Diligence Loan Designation of Safe Harbor QM (APOR).	Please accept as is.				Reviewer Comment (2026-03-05): Client accepts as is. Seller Comment (2026-03-03):XX/XX/XXXX Loan restated as Safe Harbor per exception 35825081. Please accept as is.			XX/XX/XXXX 10:40:52 AM	2	B		XX	Primary	Purchase		B	A	B	A	Higher Priced QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	BRAVO202640986	36071614	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $4,505.00 exceeds tolerance of $3,455.00 plus 10% or $3,800.50. $704.50 over legal limit. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $4,505.00 exceeds tolerance of $3,455.00 plus 10% or $3,800.50. $704.50 over legal limit. No valid changed circumstance was provided. No cure was provided to the Borrower.	Reviewer Comment (2026-03-05): SitusAMC received Letter of Explanation, Proof of Delivery via XXXX, Copy of Refund Check, and Corrected CD.

Seller Comment (2026-03-03):XX/XX/XXXX We have had several tolerance cures per missing SSPL - this has been the procedure put in place by management and all of the exceptions have cleared with LOX, PCCD, Copy of Refund Check & XXXX Proof of Mailing.  These are all being mailed XXXX Standard mail, no tracking.

Reviewer Comment (2026-02-26): SitusAMC received Post CD,LOX,Copy of refund check and XXXX mail. However, we would also require Attestation/Documentation confirming refund check was placed in XXXX mail along with date in order to cure the exception.

Seller Comment (2026-02-25):XX/XX/XXXX LOX, PCCD, Copy of Refund Check & XXXX Proof of Mailing uploaded to cure exception.
																			XX/XX/XXXX 12:16:31 AM		2	B		XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	BRAVO202640981		36071620			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested exception for 9 NSF's. Up to 3 occurrences are allowed in most recent 12 month period. Approval in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	$19K residual income 12 months reserves	SitusAMC Aggregator,SitusAMC SitusAMC Aggregator,SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-02-18): Lender exception in file.			XX/XX/XXXX 4:32:27 PM	2	B		XX	Primary	Purchase		B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
XXXX	XXXX	BRAVO202640987		36071637			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,722.00 exceeds tolerance of $2,749.00 plus 10% or $3,023.90. $698.10 over legal limit. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $3,722.00 exceeds tolerance of $2,749.00 plus 10% or $3,023.90. $698.10 over legal limit. No valid changed circumstance was provided. No cure was provided to the Borrower.				Reviewer Comment (2026-03-05): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Seller Comment (2026-03-03):XX/XX/XXXX LOX, PCCD, Copy of Refund Check & XXXX Proof of Mailing uploaded to Clarity to cure exception.		XX/XX/XXXX 12:44:56 AM		2	B		XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	BRAVO202640987		36071639			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception for use of transaction history printout for Bank Statement income. Approval in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Fico is 85 points above guideline minimum.	SitusAMC SitusAMC SitusAMC SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-02-25): Lender exception in file.			XX/XX/XXXX 11:44:58 AM	2	B		XX	Primary	Purchase		B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	BRAVO202640987		36071640			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,722.00 exceeds tolerance of $2,749.00 plus 10% or $3,023.90. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2026-03-05): Sufficient Cure Provided within 60 Days of Closing		XX/XX/XXXX 12:45:02 AM		1	A		XX	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	B	B	B	A	Non QM	Non QM	No